UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07489
                                                     ---------

                      Oppenheimer International Growth Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: NOVEMBER 30
                                               -----------

                     Date of reporting period: May 31, 2008
                                               ------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

May 31, 2008
-------------------------------------------------------------------------------
   Oppenheimer                                                      Management
   International                                                   Commentaries
   Growth Fund                                                          and
                                                                    Semiannual
                                                                      Report
-------------------------------------------------------------------------------

   MANAGEMENT COMMENTARIES

      An Interview with Your Fund's Manager

      Listing of Top Holdings

   SEMIANNUAL REPORT

      Listing of Investments

      Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS

TOP TEN GEOGRAPHICAL HOLDINGS
United Kingdom                                                           15.0%
Japan                                                                    12.8
United States                                                            12.3
Switzerland                                                              12.1
France                                                                   10.5
Australia                                                                 6.5
Germany                                                                   6.0
The Netherlands                                                           3.5
Brazil                                                                    2.8
Denmark                                                                   2.7

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2008, and are based on the total market value of investments.

TOP TEN COMMON STOCK HOLDINGS
ABB Ltd.                                                                 2.7%
Alstom                                                                   1.8
Capita Group plc                                                         1.7
William Demant Holding AS                                                1.7
Yahoo! Japan Corp.                                                       1.6
Technip SA                                                               1.5
Nintendo Co. Ltd.                                                        1.5
Impala Platinum Holdings Ltd.                                            1.5
Telefonaktiebolaget LM Ericsson, B Shares                                1.5
BG Group plc                                                             1.4

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2008, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

                    10 | OPPENHEIMER INTERNATIONAL GROWTH FUND

REGIONAL ALLOCATION

[PIE-CHART]

Europe                   59.0%
Asia                     22.4
United States/Canada     12.4
Latin America             3.7
Middle East/Africa        2.5

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2008, and are based on the total market value of investments.

                   11 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES

                        Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

                        INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                        The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

                        CLASS A shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

                        CLASS B shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

                        CLASS C shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

                        CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

                   12 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                        CLASS Y shares of the Fund were first publicly offered on 9/7/05. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

                        An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                   13 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FUND EXPENSES

                        FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

                        The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2008.

                        ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                        HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                        Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions

                   14 | OPPENHEIMER INTERNATIONAL GROWTH FUND
                        described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           BEGINNING         ENDING          EXPENSES
                            ACCOUNT          ACCOUNT       PAID DURING
                             VALUE            VALUE      6 MONTHS ENDED
ACTUAL                 DECEMBER 1, 2007   MAY 31, 2008    MAY 31, 2008
-------------------    ----------------   ------------   --------------
Class A                $       1,000.00   $     944.30   $         5.90
Class B                        1,000.00         940.40             9.80
Class C                        1,000.00         940.80             9.51
Class N                        1,000.00         942.80             7.46
Class Y                        1,000.00         946.60             3.71

HYPOTHETICAL
(5% return before expenses)
Class A                        1,000.00       1,018.95             6.13
Class B                        1,000.00       1,014.95            10.18
Class C                        1,000.00       1,015.25             9.87
Class N                        1,000.00       1,017.35             7.75
Class Y                        1,000.00       1,021.20             3.85

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended May 31, 2008 are as follows:

CLASS                  EXPENSE RATIOS
-------------------    --------------
Class A                         1.21%
Class B                         2.01
Class C                         1.95
Class N                         1.53
Class Y                         0.76

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                   15 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                   16 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENT May 31, 2008/Unaudited

                                                            SHARES          VALUE
                                                          ----------    --------------
COMMON STOCKS -- 88.5%

CONSUMER DISCRETIONARY -- 14.9%
AUTO COMPONENTS -- 1.4%
Continental AG                                               302,876    $   38,265,907
                                                          ----------    --------------
AUTOMOBILES -- 2.3%
Bayerische Motoren Werke (BMW) AG                            315,207        18,590,338
                                                          ----------    --------------
Honda Motor Co.                                              356,646        11,942,330
                                                          ----------    --------------
Porsche Automobil Holding                                     81,050        15,093,321
                                                          ----------    --------------
Toyota Motor Corp.                                           343,565        17,500,892
                                                                        --------------
                                                                            63,126,881

DIVERSIFIED CONSUMER SERVICES -- 0.3%
Dignity plc                                                  593,780         8,562,891
                                                          ----------    --------------
HOTELS, RESTAURANTS & LEISURE -- 1.2%
Carnival Corp.                                               344,960        13,819,098
                                                          ----------    --------------
Enterprise Inns plc                                        1,380,660        12,772,240
                                                          ----------    --------------
William Hill plc                                             802,942         6,028,189
                                                                        --------------
                                                                            32,619,527

HOUSEHOLD DURABLES -- 2.2%
Daito Trust Construction Co. Ltd.                            315,387        16,245,033
                                                          ----------    --------------
Groupe SEB SA                                                119,841        23,575,554
                                                          ----------    --------------
Sony Corp.                                                   437,645        22,017,462
                                                                        --------------
                                                                            61,838,049

MEDIA -- 2.5%
British Sky Broadcasting Group plc                           782,368         8,415,392
                                                          ----------    --------------
Grupo Televisa SA, Sponsored GDR                             581,440        15,233,728
                                                          ----------    --------------
Mediaset SpA                                               2,066,525        16,846,496
                                                          ----------    --------------
Societe Television Francaise 1                               322,716         6,386,240
                                                          ----------    --------------
Vivendi SA                                                   358,077        15,049,395
                                                          ----------    --------------
Zee Entertainment Enterprises Ltd.                         1,763,300         9,482,073
                                                                        --------------
                                                                            71,413,324
MULTILINE RETAIL -- 0.3%
Pinault-Printemps-Redoute SA                                  66,800         8,758,476
                                                          ----------    --------------
SPECIALTY RETAIL -- 1.6%
H&M Hennes & Mauritz AB, Cl. B                               403,685        22,301,738
                                                          ----------    --------------
Industria de Diseno Textil SA                                447,640        22,020,562
                                                                        --------------
                                                                            44,322,300

TEXTILES, APPAREL & LUXURY GOODS -- 3.1%
Burberry Group plc                                         2,273,544        22,518,363
                                                          ----------    --------------
Compagnie Financiere Richemont AG, A Shares                  278,262        17,340,482
                                                          ----------    --------------
Luxottica Group SpA (1)                                      592,050        16,524,125
                                                          ----------    --------------
LVMH Moet Hennessey Louis Vuitton (1)                        119,420        13,973,021
                                                          ----------    --------------
Swatch Group AG (The), Cl. B                                  56,113        15,707,333
                                                                        --------------
                                                                            86,063,324

CONSUMER STAPLES -- 4.9%
BEVERAGES -- 2.0%
C&C Group plc                                              2,098,681        16,847,435
                                                          ----------    --------------
Dr. Pepper Snapple Group, Inc. (2)                            76,559         1,927,756
                                                          ----------    --------------
Foster's Group Ltd.                                          672,826         3,557,737
                                                          ----------    --------------
Heineken NV                                                  181,595        10,670,592
                                                          ----------    --------------
Pernod-Ricard SA                                             187,352        21,277,414
                                                                        --------------
                                                                            54,280,934

FOOD & STAPLES RETAILING -- 0.6%
William Morrison Supermarkets plc                          1,066,829         6,181,361
                                                          ----------    --------------
Woolworths Ltd.                                              404,387        10,714,184
                                                                        --------------
                                                                            16,895,545

FOOD PRODUCTS -- 1.7%
Barry Callebaut AG (2)                                        41,169        30,217,592
                                                          ----------    --------------
Cadbury plc                                                  408,317         5,451,560
                                                          ----------    --------------
Nestle SA                                                     22,618        11,121,828
                                                                        --------------
                                                                            46,790,980

                   F1 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited/continued

                                                             SHARES          VALUE
                                                          ----------    --------------
PERSONAL PRODUCTS -- 0.6%
L'Oreal SA                                                   145,033    $   17,649,089
                                                          ----------    --------------
ENERGY -- 4.9%
ENERGY EQUIPMENT & SERVICES -- 1.5%
Technip SA                                                   453,892        42,558,995
                                                          ----------    --------------
OIL, GAS & CONSUMABLE FUELS -- 3.4%
BG Group plc                                               1,554,527        38,984,810
                                                          ----------    --------------
BP plc, ADR                                                  212,095        15,379,008
                                                          ----------    --------------
Total SA                                                     304,504        26,571,501
                                                          ----------    --------------
Tsakos Energy Navigation Ltd.                                333,950        12,022,200
                                                                        --------------
                                                                            92,957,519

FINANCIALS -- 10.1%
CAPITAL MARKETS -- 3.0%
3i Group plc                                                 783,428        13,742,037
                                                          ----------    --------------
Collins Stewart plc                                        5,775,833        10,240,027
                                                          ----------    --------------
Credit Suisse Group AG                                       153,452         7,817,991
                                                          ----------    --------------
ICAP plc                                                     691,930         8,443,185
                                                          ----------    --------------
Mediobanca SpA                                               353,130         6,565,082
                                                          ----------    --------------
Tullett Prebon plc                                         4,036,338        37,039,610
                                                                        --------------
                                                                            83,847,932

COMMERCIAL BANKS -- 2.6%
Anglo Irish Bank Corp.                                     2,215,628        28,264,958
                                                          ----------    --------------
ICICI Bank Ltd., Sponsored ADR                               524,890        19,804,100
                                                          ----------    --------------
Royal Bank of Scotland Group plc (The)                     2,098,967         9,554,383
                                                          ----------    --------------
Societe Generale, Cl. A (1,2)                                109,213        11,349,806
                                                          ----------    --------------
UniCredito Italiano SpA                                      549,695         3,762,808
                                                                        --------------
                                                                            72,736,055

INSURANCE -- 2.0%
Allianz SE                                                    68,850        13,013,141
                                                          ----------    --------------
AMP Ltd.                                                   1,147,040         8,047,172
                                                          ----------    --------------
Prudential plc                                               675,866         8,903,191
                                                          ----------    --------------
QBE Insurance Group Ltd.                                   1,155,939        27,002,551
                                                                        --------------
                                                                            56,966,055

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.5%
DIC Asset AG                                                 359,499        11,454,214
                                                          ----------    --------------
Solidere, GDR (3)                                             74,732         2,540,888
                                                          ----------    --------------
Solidere, GDR (3,4)                                          785,925        26,721,450
                                                                        --------------
                                                                            40,716,552

THRIFTS & MORTGAGE FINANCE -- 1.0%
Housing Development Finance Corp. Ltd.                       281,100        17,035,170
                                                          ----------    --------------
Paragon Group Cos. plc                                     5,364,918        10,149,156
                                                                        --------------
                                                                            27,184,326

HEALTH CARE -- 13.9%
BIOTECHNOLOGY -- 3.5%

CSL Ltd.                                                     584,300        22,308,877
                                                          ----------    --------------
Marshall Edwards, Inc. (2,5)                               1,717,263         4,859,854
                                                          ----------    --------------
Marshall Edwards, Inc. (2,4)                               1,565,438         4,430,190
                                                          ----------    --------------
NeuroSearch AS (2)                                           501,936        28,161,599
                                                          ----------    --------------
NeuroSearch AS, Interim Shares (2)                            45,400         2,547,210
                                                          ----------    --------------
NicOx SA (2)                                               1,931,964        31,258,635
                                                          ----------    --------------
Santhera Pharmaceuticals (2)                                  50,423         4,025,132
                                                                        --------------
                                                                            97,591,497

HEALTH CARE EQUIPMENT & SUPPLIES -- 6.2%
Essilor International SA (1)                                 193,196        12,151,769
                                                          ----------    --------------
Nobel Biocare Holding AG                                     328,240        12,943,789
                                                          ----------    --------------
Smith & Nephew plc                                         1,163,370        12,519,393
                                                          ----------    --------------
Sonova Holding AG                                            231,295        21,026,818
                                                          ----------    --------------
Straumann Holding AG                                          48,556        13,289,133
                                                          ----------    --------------
Synthes, Inc.                                                264,178        37,158,546

                   F2 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                            SHARES          VALUE
                                                          ----------    --------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Terumo Corp.                                                 300,680    $   14,974,104
                                                          ----------    --------------
William Demant Holding AS (2)                                627,305        46,971,007
                                                                        --------------
                                                                           171,034,559

HEALTH CARE PROVIDERS & SERVICES -- 1.2%
Sonic Healthcare Ltd.                                      2,527,000        34,780,547
                                                          ----------    --------------
HEALTH CARE TECHNOLOGY -- 0.1%
Ortivus AB, Cl. B (2,6)                                    1,638,150         1,938,316
                                                          ----------    --------------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
Art Advanced Research Technologies, Inc. (2,5,6)           1,901,125           325,273
                                                          ----------    --------------
Art Advanced Research Technologies, Inc. (2,6)             1,721,500           294,540
                                                          ----------    --------------
Art Advanced Research Technologies, Inc. (2,4,6)           6,078,506         1,040,002
                                                          ----------    --------------
Art Advanced Research Technologies, Inc., Series 1 (2,6)   3,124,013           534,503
                                                          ----------    --------------
Art Advanced Research Technologies, Inc., Series 2 (2,6)     976,420           167,061
                                                          ----------    --------------
BTG plc (2)                                                2,217,651         5,073,862
                                                          ----------    --------------
Proteome Systems Ltd. (2,6)                               22,061,367         2,722,246
                                                                        --------------
                                                                            10,157,487

PHARMACEUTICALS -- 2.5%
Astellas Pharma, Inc.                                        111,005         4,716,234
                                                          ----------    --------------
GlaxoSmithKline plc                                          145,181         3,202,311
                                                          ----------    --------------
Novogen Ltd. (2,6)                                         7,633,456        11,527,814
                                                          ----------    --------------
Oxagen Ltd. (2,5,6)                                          214,287             2,143
                                                          ----------    --------------
Roche Holding AG                                             129,396        22,309,869
                                                          ----------    --------------
Sanofi-Aventis SA                                            154,367        11,505,839
                                                          ----------    --------------
Shionogi & Co. Ltd.                                          368,200         7,421,979
                                                          ----------    --------------
Takeda Pharmaceutical Co. Ltd.                               166,850         9,700,455
                                                                        --------------
                                                                            70,386,644

INDUSTRIALS -- 16.8%
AEROSPACE & DEFENSE -- 0.8%
Empresa Brasileira de Aeronautica SA                       2,370,446        22,356,374
                                                          ----------    --------------
COMMERCIAL SERVICES & SUPPLIES -- 2.9%
Capita Group plc                                           3,576,595        47,929,292
                                                          ----------    --------------
Experian Group Ltd.                                        1,400,025        11,252,727
                                                          ----------    --------------
Prosegur Compania de Seguridad SA                            475,924        20,975,959
                                                                        --------------
                                                                            80,157,978

CONSTRUCTION & ENGINEERING -- 2.4%
Koninklijke Boskalis Westminster NV                          404,278        24,522,853
                                                          ----------    --------------
Leighton Holdings Ltd.                                       663,890        33,821,434
                                                          ----------    --------------
Vinci SA                                                      97,288         7,330,125
                                                                        --------------
                                                                            65,674,412

ELECTRICAL EQUIPMENT -- 5.3%
ABB Ltd. (2)                                               2,285,861        74,261,697
                                                          ----------    --------------
Alstom                                                       196,070        49,577,938
                                                          ----------    --------------
Ceres Power Holdings plc (2,6)                             3,829,207        11,377,938
                                                          ----------    --------------
Ushio, Inc.                                                  644,550        12,012,801
                                                                        --------------
                                                                           147,230,374

INDUSTRIAL CONGLOMERATES -- 1.2%
Koninklijke (Royal) Philips Electronics NV                   363,110        13,941,869
                                                          ----------    --------------
Siemens AG                                                   164,855        18,722,448
                                                                        --------------
                                                                            32,664,317

MACHINERY -- 3.2%
Aalberts Industries NV (1)                                 1,736,960        38,101,895
                                                          ----------    --------------
Demag Cranes AG                                              306,351        17,681,978
                                                          ----------    --------------
Hyundai Heavy Industries Co. Ltd.                             64,493        23,479,321
                                                          ----------    --------------
Takeuchi Mfg. Co. Ltd.                                       417,329        11,367,492
                                                                        --------------
                                                                            90,630,686

TRADING COMPANIES & DISTRIBUTORS -- 1.0%
Bunzl plc                                                  1,697,880        23,761,979

                   F3 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited/Continued

                                                            SHARES          VALUE
                                                          ----------    -------------
TRADING COMPANIES & DISTRIBUTORS Continued
Wolseley plc                                                 463,630    $   5,051,236
                                                                        -------------
                                                                           28,813,215

INFORMATION TECHNOLOGY -- 16.3%
COMMUNICATIONS EQUIPMENT -- 3.1%
Nokia Oyj                                                    349,625        9,961,667
                                                          ----------    -------------
Tandberg ASA                                               2,021,405       35,997,142
                                                          ----------    -------------
Telefonaktiebolaget LM Ericsson, B Shares                 15,161,930       41,237,013
                                                                        -------------
                                                                           87,195,822

COMPUTERS & PERIPHERALS -- 1.0%

Logitech International SA (2)                                796,093       26,076,867
                                                          ----------    -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.4%
Hoya Corp.                                                   774,675       21,530,997
                                                          ----------    -------------
Ibiden Co. Ltd.                                              247,483       10,482,204
                                                          ----------    -------------
Keyence Corp.                                                 97,174       23,210,409
                                                          ----------    -------------
Nidec Corp.                                                  514,485       38,310,636
                                                          ----------    -------------
Nippon Electric Glass Co. Ltd.                               403,475        7,845,985
                                                          ----------    -------------
Omron Corp.                                                  336,018        7,267,322
                                                          ----------    -------------
Phoenix Mecano AG                                             27,811       14,662,648
                                                                        -------------
                                                                          123,310,201

INTERNET SOFTWARE & SERVICES -- 1.9%
United Internet AG                                           373,308        8,177,256
                                                          ----------    -------------
Yahoo! Japan Corp.                                           106,081       45,634,352
                                                                        -------------
                                                                           53,811,608

IT SERVICES -- 0.7%
Infosys Technologies Ltd.                                    436,578       20,184,084
                                                          ----------    -------------
OFFICE ELECTRONICS -- 0.8%
Canon, Inc.                                                  384,460       20,815,021
                                                          ----------    -------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.4%
ASM International NV                                         425,995       10,926,772
                                                          ----------    -------------
SOFTWARE -- 4.0%
Autonomy Corp. plc (2)                                     1,697,699       29,923,561
                                                          ----------    -------------
Compugroup Holding AG (2)                                    598,485        9,012,936
                                                          ----------    -------------
Enix Corp.                                                   203,620        6,238,784
                                                          ----------    -------------
Nintendo Co. Ltd.                                             76,425       42,231,352
                                                          ----------    -------------
Sage Group plc (The)                                       1,797,290        8,010,583
                                                          ----------    -------------
SAP AG (1,2)                                                 282,362       15,607,707
                                                                        -------------
                                                                          111,024,923
MATERIALS -- 5.3%
CHEMICALS -- 2.6%
Filtrona plc                                               2,244,252        7,062,210
                                                          ----------    -------------
Nufarm Ltd.                                                1,860,394       29,962,187
                                                          ----------    -------------
Sika AG                                                        6,646       11,401,341
                                                          ----------    -------------
Syngenta AG                                                   77,039       23,549,851
                                                                        -------------
                                                                           71,975,589

METALS & MINING -- 2.7%
Impala Platinum Holdings Ltd.                                971,820       41,508,850
                                                          ----------    -------------
Rio Tinto plc                                                276,832       33,204,266
                                                                        -------------
                                                                           74,713,116

TELECOMMUNICATION SERVICES -- 1.0%
WIRELESS TELECOMMUNICATION SERVICES -- 1.0%
KDDI Corp.                                                     1,744       12,093,189
                                                          ----------    -------------
Vodafone Group plc                                         4,603,760       14,796,562
                                                                        -------------
                                                                           26,889,751

UTILITIES -- 0.4%
ELECTRIC UTILITIES -- 0.4%
Fortum Oyj                                                   218,480       10,557,249
                                                                        -------------
Total Common Stocks (Cost $1,694,926,578)                               2,458,452,070

PREFERRED STOCKS -- 2.7%

Ceres, Inc.:
Cv., Series C (2,5,6)                                        600,000        3,900,000
Cv., Series C-1 (2,5,6)                                       64,547          419,556
Cv., Series D (2,5,6)                                        459,800        2,988,700
Cv., Series F (2,5,6)                                      1,900,000       12,350,000
                                                          ----------    -------------

Companhia Vale do Rio Doce, Sponsored ADR                  1,714,400       56,455,192
                                                                        -------------
Total Preferred Stocks (Cost $ 26,264,723)                                 76,113,448

                   F4 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                                  UNITS            VALUE
                                                              ------------    ---------------
RIGHTS, WARRANTS AND CERTIFICATES -- 0.0%

Ceres, Inc., Cv. Series F Wts., Exp. 9/6/15 (2,5,6)                380,000    $            --
Marshall Edwards, Inc. Wts.:
Exp. 7/11/10 (2)                                                   355,403            495,597
Exp. 8/6/12 (2)                                                     55,000            458,079
                                                                              ---------------
Total Rights, Warrants and Certificates (Cost $0)                                     953,676

                                                                 SHARES
                                                              ------------
INVESTMENT COMPANY -- 8.3%

Oppenheimer Institutional Money Market
Fund, Cl. E, 2.70% (6,7) (Cost $ 230,033,541)                  230,033,541        230,033,541
                                                              ------------    ---------------

Total Investments, at Value (excluding Investments
Purchased with Cash Collateral from Securities Loaned)
(Cost $ 1,951,224,842)                                                          2,765,552,735

                                                                PRINCIPAL
                                                                 AMOUNT
                                                              ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED  -- 2.6% (8)

Repurchase agreement (Principal Amount/ Value
$2,143,700, with a maturity value of $ 2,144,116)
with Barclays Capital, 2.33%, dated 5/30/08, to be
repurchased at $ 2,144,116 on 6/2/08, collateralized
by 3% of various securities, 0%-7.25%, 6/13/08-11/20/56,
with a value of $ 75,686,575                                  $  2,143,700          2,143,700

Repurchase agreement (Principal Amount/ Value
$70,000,000 with a maturity value of
$70,015,021) with Barclays Capital, 2.575%, dated
5/30/08, to be repurchased at $70,015,021 on 6/2/08,
collateralized by 97% of various securities, 0%-7.25%,
6/13/08-11/20/56, with a value of $ 75,686,575                  70,000,000         70,000,000
                                                                              ---------------

Total Investments Purchased with Cash Collateral from
Securities Loaned (Cost $72,143,700)                                               72,143,700

                                                                              ---------------
TOTAL INVESTMENTS, AT VALUE (COST $ 2,023,368,542)                   102.1%     2,837,696,435
                                                              ------------    ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                 (2.1)       (58,844,665)
                                                              ------------    ---------------
NET ASSETS                                                           100.0%   $ 2,778,851,770
                                                              ============    ===============

                   F5 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited/Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS

1.    Partial or fully-loaned security. See Note 7 of accompanying Notes.

2.    Non-income producing security.

3. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $32,191,642 or 1.16% of the Fund's net assets as of May 31, 2008.

5. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of May 31, 2008 was $24,845,526, which represents 0.89% of the Fund's net assets, of which $12,495,526 is considered restricted. See Note 6 of accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                UNREALIZED
                                          ACQUISITION                                          APPRECIATION
              SECURITY                       DATES             COST             VALUE         (DEPRECIATION)
------------------------------------    ---------------    -------------    -------------    ---------------
Art Advanced Research
Technologies, Inc.                              6/19/01    $   7,500,000    $     325,273    $    (7,174,727)
Ceres Group, Inc., Cv., Series C                 1/6/99        2,400,000        3,900,000          1,500,000
Ceres Group, Inc., Cv., Series C-1       2/6/01-3/21/06          258,188          419,556            161,368
Ceres Group, Inc., Cv., Series D         3/15/01-3/9/06        2,758,800        2,988,700            229,900
Marshall Edwards, Inc.                  5/6/02-11/20/03        6,869,052        4,859,854         (2,009,198)
Oxagen Ltd.                                    12/20/00        2,210,700            2,143         (2,208,557)
                                                           -------------    -------------    ---------------
                                                           $  21,996,740    $  12,495,526    $    (9,501,214)
                                                           =============    =============    ===============

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES/UNITS         GROSS           GROSS      SHARES/UNITS
                                                       NOVEMBER 30, 2007    ADDITIONS      REDUCTIONS    MAY 31, 2008
                                                       -----------------   -----------     -----------   -------------
Art Advanced Research Technologies, Inc.                       1,901,125            --              --     1,901,125
Art Advanced Research Technologies, Inc.                       1,721,500            --              --     1,721,500
Art Advanced Research Technologies, Inc.                       6,078,506            --              --     6,078,506
Art Advanced Research Technologies, Inc., Series 1             3,124,013            --              --     3,124,013
Art Advanced Research Technologies, Inc., Series 2               976,420            --              --       976,420
Ceres, Inc., Cv., Series C                                       600,000            --              --       600,000
Ceres, Inc., Cv., Series C-1                                      64,547            --              --        64,547
Ceres, Inc., Cv., Series D                                       459,800            --              --       459,800
Ceres, Inc., Cv., Series F                                     1,900,000            --              --     1,900,000
Ceres, Inc., Cv., Series F Wts., Exp. 9/6/15                     380,000            --              --       380,000
Ceres Power Holdings plc                                       2,558,260     1,270,947              --     3,829,207
Novogen Ltd.                                                   6,618,140     1,015,316              --     7,633,456
Oppenheimer Institutional Money Market Fund, Cl. E           121,737,734   386,818,244     278,522,437   230,033,541
Ortivus AB, Cl. B                                              1,638,150            --              --     1,638,150
Oxagen Ltd.                                                      214,287            --              --       214,287
Proteome Systems Ltd.                                                 --     2,061,367 (a)          --    22,061,367

                   F6 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                                                 DIVIDEND
                                                                  VALUE           INCOME
                                                           -----------------    -----------
Art Advanced Research Technologies, Inc.                   $         325,273    $        --
Art Advanced Research Technologies, Inc.                             294,540             --
Art Advanced Research Technologies, Inc.                           1,040,002             --
Art Advanced Research Technologies, Inc., Series 1                   534,503             --
Art Advanced Research Technologies, Inc., Series 2                   167,061             --
Ceres, Inc., Cv., Series C                                         3,900,000             --
Ceres, Inc., Cv., Series C-1                                         419,556             --
Ceres, Inc., Cv., Series D                                         2,988,700             --
Ceres, Inc., Cv., Series F                                        12,350,000             --
Ceres, Inc., Cv., Series F Wts., Exp. 9/6/15                              --             --
Ceres Power Holdings plc                                          11,377,938             --
Novogen Ltd.                                                      11,527,814             --
Oppenheimer Institutional Money Market Fund, Cl. E               230,033,541      3,139,555
Ortivus AB, Cl. B                                                  1,938,316             --
Oxagen Ltd.                                                            2,143             --
Proteome Systems Ltd.                                              2,722,246             --
                                                           -----------------    -----------
                                                           $     279,621,633    $ 3,139,555
                                                           =================    ===========

  a.  All or a portion is the result of a corporate action.

7.    Rate shown is the 7-day yield as of May 31, 2008.

8. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

   1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

   2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

   3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of May 31, 2008:

                                                  INVESTMENTS IN      OTHER FINANCIAL
                                                    SECURITIES        INSTRUMENTS (*)
                                                 -----------------   -----------------
Level 1 -- Quoted Prices                         $   2,391,813,380   $           5,593
Level 2 -- Other Significant Observable Inputs         426,222,657                  --
Level 3 -- Significant Unobservable Inputs              19,660,398                  --
                                                 -----------------   -----------------
Total                                            $   2,837,696,435   $           5,593
                                                 =================   =================

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

                   F7 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited/Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF MAY 31, 2008 ARE AS FOLLOWS:

                                         CONTRACT
                                 BUY/     AMOUNT        EXPIRATION                   UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION             SELL     (000S)          DATES          VALUE      APPRECIATION   DEPRECIATION
--------------------             ----   -----------   -------------   -----------   ------------   ------------
British Pound Sterling (GBP)      Buy     1,692 GBP          6/3/08   $ 3,351,819    $    9,978     $       --
Japanese Yen (JPY)                Buy   117,347 JPY   6/2/08-6/3/08     1,113,205           541          4,926
                                                                                     ----------     ----------
Total unrealized appreciation and depreciation                                       $   10,519     $    4,926
                                                                                     ==========     ==========

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                   VALUE        PERCENT
-------------------              ---------------   -------
United Kingdom                   $   424,280,739      15.0%
Japan                                363,559,033      12.8
United States                        347,826,071      12.3
Switzerland                          342,910,917      12.1
France                               298,973,797      10.5
Australia                            184,444,749       6.5
Germany                              169,382,054       6.0
The Netherlands                       98,163,981       3.5
Brazil                                78,811,566       2.8
Denmark                               77,679,816       2.7
India                                 66,505,427       2.3
Sweden                                65,477,067       2.3
Ireland                               45,112,393       1.6
Spain                                 42,996,521       1.5
South Africa                          41,508,850       1.5
Italy                                 39,935,703       1.4
Norway                                35,997,142       1.3
Lebanon                               29,262,338       1.0
Korea, Republic of South              23,479,321       0.8
Finland                               20,518,916       0.7
Mexico                                15,233,728       0.5
Bermuda                               12,022,200       0.4
Jersey, Channel Islands               11,252,727       0.4
Canada                                 2,361,379       0.1
                                 ---------------   -------
Total                            $ 2,837,696,435     100.0%
                                 ===============   =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F8 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

May 31, 2008

ASSETS

Investments, at value -- see accompanying statement of investments:
Unaffiliated companies (cost $1,715,305,942)                                       $ 2,558,074,802
Affiliated companies (cost $308,062,600)                                               279,621,633
                                                                                   ---------------
                                                                                     2,837,696,435
                                                                                   ---------------
Cash                                                                                     1,820,978
                                                                                   ---------------
Unrealized appreciation on foreign currency exchange contracts                              10,519
                                                                                   ---------------
Receivables and other assets:
Investments sold                                                                         9,232,459
Dividends                                                                                6,919,721
Shares of beneficial interest sold                                                       4,556,846
Other                                                                                      888,680
                                                                                   ---------------
Total assets                                                                         2,861,125,638

LIABILITIES

Return of collateral for securities loaned                                              72,143,700
                                                                                   ---------------
Unrealized depreciation on foreign currency exchange contracts                               4,926
                                                                                   ---------------
Payables and other liabilities:
Investments purchased                                                                    4,550,739
Shares of beneficial interest redeemed                                                   3,967,906
Distribution and service plan fees                                                         751,458
Transfer and shareholder servicing agent fees                                              359,055
Trustees' compensation                                                                     289,712
Shareholder communications                                                                  57,639
Other                                                                                      148,733
                                                                                   ---------------
Total liabilities                                                                       82,273,868

NET ASSETS                                                                         $ 2,778,851,770
                                                                                   ===============

COMPOSITION OF NET ASSETS

Paid-in capital                                                                    $ 2,189,508,859
                                                                                   ---------------
Accumulated net investment loss                                                           (810,192)
                                                                                   ---------------
Accumulated net realized loss on investments and foreign currency transactions        (224,545,102)
                                                                                   ---------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                          814,698,205
                                                                                   ---------------
NET ASSETS                                                                         $ 2,778,851,770
                                                                                   ===============

                   F9 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited/Continued

NET ASSET VALUE PER SHARE

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,338,338,835
and 44,427,484 shares of beneficial interest outstanding)                                     $ 30.12
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering
price)                                                                                        $ 31.96

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $138,002,172 and 4,804,370 shares
of beneficial interest outstanding)                                                           $ 28.72

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $277,767,720 and 9,683,387 shares
of beneficial interest outstanding)                                                           $ 28.68

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $79,599,483 and 2,683,661 shares of
beneficial interest outstanding)                                                              $ 29.66

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$945,143,560 and 31,462,876 shares of beneficial interest outstanding)                        $ 30.04

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F10 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended May 31, 2008

INVESTMENT INCOME
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $1,670,818)       $ 31,586,487
Affiliated companies                                                             3,139,555
                                                                              ------------
Interest                                                                            47,676
                                                                              ------------
Portfolio lending fees                                                             985,044
                                                                              ------------
Total investment income                                                         35,758,762

EXPENSES

Management fees                                                                  9,462,797
                                                                              ------------
Distribution and service plan fees:
Class A                                                                          1,619,380
Class B                                                                            710,085
Class C                                                                          1,359,919
Class N                                                                            187,349
                                                                              ------------
Transfer and shareholder servicing agent fees:
Class A                                                                          1,403,801
Class B                                                                            167,357
Class C                                                                            273,612
Class N                                                                            110,853
Class Y                                                                            146,971
                                                                              ------------
Shareholder communications:
Class A                                                                             96,240
Class B                                                                             29,242
Class C                                                                             22,564
Class N                                                                              3,369
Class Y                                                                                194
                                                                              ------------
Custodian fees and expenses                                                        168,687
                                                                              ------------
Trustees' compensation                                                              68,818
                                                                              ------------
Other                                                                               95,812
                                                                              ------------
Total expenses                                                                  15,927,050
Less reduction to custodian expenses                                                (3,782)
Less waivers and reimbursements of expenses                                        (81,628)
                                                                              ------------
Net expenses                                                                    15,841,640


NET INVESTMENT INCOME                                                           19,917,122

                  F11 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF OPERATIONS Unaudited/Continued

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain on:
Investments from unaffiliated companies                                      $   1,428,878
Foreign currency transactions                                                   14,614,557
                                                                             -------------
Net realized gain                                                               16,043,435
                                                                             -------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                   (257,427,396)
Translation of assets and liabilities denominated in foreign currencies         61,942,329
                                                                             -------------
Net change in unrealized appreciation                                         (195,485,067)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $(159,524,510)
                                                                             =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F12 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS           YEAR
                                                                          ENDED             ENDED
                                                                      MAY 31, 2008       NOVEMBER 30,
                                                                      (UNAUDITED)           2007
                                                                    ---------------    ---------------
OPERATIONS

Net investment income                                               $    19,917,122    $    19,161,718
                                                                    ---------------    ---------------
Net realized gain                                                        16,043,435         54,453,131
                                                                    ---------------    ---------------
Net change in unrealized appreciation                                  (195,485,067)       312,932,144
                                                                    ---------------    ---------------
Net increase (decrease) in net assets resulting from operations        (159,524,510)       386,546,993

DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income:
Class A                                                                  (9,681,183)        (8,785,786)
Class B                                                                        --                 --
Class C                                                                    (311,318)          (392,748)
Class N                                                                    (369,499)          (279,118)
Class Y                                                                 (10,088,234)        (4,345,983)
                                                                    ---------------    ---------------
                                                                        (20,450,234)       (13,803,635)

BENEFICIAL INTEREST TRANSACTIONS

Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                  27,571,113         58,664,626
Class B                                                                 (16,214,577)       (32,053,960)
Class C                                                                   3,212,570         29,164,041
Class N                                                                   7,269,257         11,076,275
Class Y                                                                 127,080,208        557,558,803
                                                                    ---------------    ---------------
                                                                        148,918,571        624,409,785

NET ASSETS

Total increase (decrease)                                               (31,056,173)       997,153,143
Beginning of period                                                   2,809,907,943      1,812,754,800
                                                                    ---------------    ---------------
End of period (including accumulated net investment loss of
$810,192 and $277,080, respectively)                                $ 2,778,851,770    $ 2,809,907,943
                                                                    ===============    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F13 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS

                                            SIX MONTHS
                                              ENDED
                                           MAY 31, 2008                           YEAR ENDED NOVEMBER 30,
CLASS A                                     (UNAUDITED)         2007            2006            2005         2004          2003
-----------------------------------------  -----------      -----------      -----------      ---------     ---------     ---------
PER SHARE OPERATING DATA
Net asset value, beginning of period       $     32.13      $     27.03      $     20.70      $   18.19     $   15.72     $   11.63
                                           -----------      -----------      -----------      ---------     ---------     ---------
Income (loss) from investment operations:
Net investment income                              .22 (1)          .27 (1)          .10 (1)        .10 (1)       .04 (1)       .01
Net realized and unrealized gain
(loss)                                           (2.01)            5.04             6.38           2.53          2.63          4.19
                                           -----------      -----------      -----------      ---------     ---------     ---------
Total from investment operations                 (1.79)            5.31             6.48           2.63          2.67          4.20
                                           -----------      -----------      -----------      ---------     ---------     ---------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.22)            (.21)            (.15)          (.12)         (.20)         (.11)
                                           -----------      -----------      -----------      ---------     ---------     ---------
Net asset value, end of period             $     30.12      $     32.13      $     27.03       $  20.70     $   18.19     $   15.72
                                           ===========      ===========      ===========      =========     =========     =========

TOTAL RETURN, AT NET ASSET VALUE (2)            (5.57)%           19.78%           31.49%         14.51%        17.18%        36.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)   $ 1,338,339      $ 1,399,782      $ 1,115,664      $ 787,600     $ 686,313     $ 528,363
Average net assets (in thousands)          $ 1,309,926      $ 1,352,329      $   924,048      $ 717,536     $ 598,265     $ 390,315
Ratios to average net assets: (3)
Net investment income                             1.48%            0.88%            0.40%          0.52%         0.22%         0.18%
Total expenses                                    1.22% (4)        1.20% (4)        1.28% (4)      1.49%         1.61%         1.88%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                1.21%            1.20%            1.28%          1.41%         1.43%         1.42%
                                           -----------      -----------      -----------      ---------     ---------     ---------
Portfolio turnover rate                              7%               8%              12%            26%           37%           61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.    Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2008    1.23%
Year Ended November 30, 2007     1.20%
Year Ended November 30, 2006     1.28%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F14 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                       SIX MONTHS
                                         ENDED
                                      MAY 31, 2008                             YEAR ENDED NOVEMBER 30,
CLASS B                               (UNAUDITED)        2007             2006            2005             2004             2003
------------------------------------  ---------       ----------       ----------       ---------       -----------      ----------
PER SHARE OPERATING DATA
Net asset value, beginning of period  $   30.54       $    25.69       $    19.69       $   17.33       $    15.00       $   11.10
                                      ---------       ----------       ----------       ---------       ----------       ---------
Income (loss) from investment
operations:
Net investment income (loss)                .09 (1)          .02 (1)         (.08) (1)       (.05) (1)        (.09) (1)       (.13)
Net realized and unrealized gain
(loss)                                    (1.91)            4.83             6.08            2.41             2.51            4.06
                                      ---------       ----------       ----------       ---------       ----------       ---------
Total from investment operations          (1.82)            4.85             6.00            2.36             2.42            3.93
                                      ---------       ----------       ----------       ---------       ----------       ---------
Dividends and/or distributions to
shareholders:
Dividends from net investment income         --               --               --              --             (.09)           (.03)
                                      ---------       ----------       ----------       ---------       ----------       ---------
Net asset value, end of period        $   28.72       $    30.54       $    25.69       $   19.69        $   17.33       $   15.00
                                      =========       ==========       ==========       =========        =========       =========

TOTAL RETURN, AT NET ASSET VALUE (2)      (5.96)%          18.88%           30.47%          13.62%           16.25%          35.49%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                        $ 138,002       $  164,175       $  167,383       $ 160,347       $  166,973       $ 174,959
                                      ---------       ----------       ----------       ---------       ----------       ---------
Average net assets (in thousands)     $ 142,228       $  167,676       $  165,575       $ 162,953       $  167,441       $ 148,838
                                      ---------       ----------       ----------       ---------       ----------       ---------
Ratios to average net assets: (3)
Net investment income (loss)               0.61%            0.07%           (0.37)%         (0.25)%          (0.57)%         (0.55)%
Total expenses                             2.02% (4)        1.99% (4)        2.07% (4)       2.19%            2.24%           2.48%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                      2.01%            1.99%            2.07%           2.19%            2.21%           2.19%
                                      ---------       ----------       ----------       ---------       ----------       ---------
Portfolio turnover rate                       7%               8%              12%             26%              37%             61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.    Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2008    2.03%
Year Ended November 30, 2007     1.99%
Year Ended November 30, 2006     2.07%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F15 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS Continued

                                        SIX MONTHS
                                          ENDED
                                       MAY 31, 2008                               YEAR ENDED NOVEMBER 30,
CLASS C                                (UNAUDITED)         2007            2006            2005            2004            2003
------------------------------------   ------------      ---------       ---------       ---------       ---------       ---------
PER SHARE OPERATING DATA
Net asset value, beginning of period   $      30.52      $   25.71       $   19.71       $   17.34       $   15.01       $   11.12
                                       ------------      ---------       ---------       ---------       ---------       ---------
Income (loss) from investment
operations:
Net investment income (loss)                    .10 (1)        .04 (1)        (.08) (1)       (.04) (1)       (.08) (1)       (.08)

Net realized and unrealized gain
(loss)                                        (1.91)          4.82            6.09            2.41            2.52            4.01
                                       ------------      ---------       ---------       ---------       ---------       ---------
Total from investment operations              (1.81)          4.86            6.01            2.37            2.44            3.93
                                       ------------      ---------       ---------       ---------       ---------       ---------
Dividends and/or distributions to
shareholders:
Dividends from net investment income           (.03)          (.05)           (.01)             --            (.11)           (.04)
                                       ------------      ---------       ---------       ---------       ---------       ---------
Net asset value, end of period         $      28.68      $   30.52       $   25.71       $   19.71       $   17.34       $   15.01
                                       ============      =========       =========       =========       =========       =========

TOTAL RETURN, AT NET ASSET VALUE (2)          (5.92)%        18.91%          30.51%          13.67%          16.34%          35.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                         $    277,768      $ 292,598       $ 220,735       $ 158,968       $ 144,529       $ 116,659
                                       ------------      ---------       ---------       ---------       ---------       ---------
Average net assets (in thousands)      $    272,160      $ 262,038       $ 188,347       $ 151,790       $ 131,125       $  90,532
                                       ------------      ---------       ---------       ---------       ---------       ---------
Ratios to average net assets: (3)
Net investment income (loss)                   0.73%          0.13%          (0.34)%         (0.20)%         (0.52)%         (0.59)%
Total expenses                                 1.96% (4)      1.94% (4)       2.03% (4)       2.13%           2.16%           2.38%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                          1.95%          1.94%           2.03%           2.13%           2.16%           2.22%
                                       ------------      ---------       ---------       ---------       ---------       ---------
Portfolio turnover rate                           7%             8%             12%             26%             37%             61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.    Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2008    1.97%
Year Ended November 30, 2007     1.94%
Year Ended November 30, 2006     2.03%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F16 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                        SIX MONTHS
                                          ENDED
                                       MAY 31, 2008                               YEAR ENDED NOVEMBER 30,
CLASS N                                 (UNAUDITED)         2007           2006           2005          2004              2003
------------------------------------   ------------       --------       --------       --------      --------          --------
PER SHARE OPERATING DATA
Net asset value, beginning of period    $     31.62       $  26.61       $  20.40       $  17.94      $  15.51          $  11.55
                                        -----------       --------       --------       --------      --------          --------
Income (loss) from investment
operations:
Net investment income (loss)                    .17 (1)        .16 (1)        .01 (1)        .05 (1)        -- (1,2)         .02
Net realized and unrealized gain
(loss)                                        (1.98)          4.99           6.30           2.49          2.60              4.08
                                        -----------       --------       --------       --------      --------          --------
Total from investment operations              (1.81)          5.15           6.31           2.54          2.60              4.10
                                        -----------       --------       --------       --------      --------          --------
Dividends and/or distributions
to shareholders:
Dividends from net investment income           (.15)          (.14)          (.10)          (.08)         (.17)             (.14)
Net asset value, end of period          $     29.66       $  31.62       $  26.61       $  20.40      $  17.94          $  15.51
                                        ===========       ========       ========       ========      ========          ========

TOTAL RETURN, AT NET ASSET VALUE (3)          (5.72)%        19.42%         31.05%         14.19%        16.94%            36.01%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                          $    79,599       $ 76,909       $ 54,908       $ 36,980      $ 32,631          $ 21,180
                                        -----------       --------       --------       --------      --------          --------
Average net assets (in thousands)       $    74,956       $ 66,468       $ 44,538       $ 33,383      $ 26,738          $ 14,722
                                        -----------       --------       --------       --------      --------          --------
Ratios to average net assets: (4)
Net investment income (loss)                   1.21%          0.55%          0.06%          0.26%        (0.02)%           (0.16)%
Total expenses                                1 .54% (5)      1.53% (5)      1.64% (5)      1.77%         1.77%             1.90%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                          1.53%          1.53%          1.62%          1.67%         1.66%             1.73%
                                        -----------       --------       --------       --------      --------          --------
Portfolio turnover rate                           7%             8%            12%            26%           37%               61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2.    Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.    Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2008    1.55%
Year Ended November 30, 2007     1.53%
Year Ended November 30, 2006     1.64%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F17 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS Continued

                                               SIX
                                              MONTHS
                                              ENDED
                                           MAY 31, 2008                YEAR ENDED NOVEMBER 30,
CLASS Y                                    (UNAUDITED)          2007             2006          2005 (1)
-----------------------------------------  ------------       ---------       ---------       ---------
PER SHARE OPERATING DATA
Net asset value, beginning of period       $      32.12       $   27.07       $   20.74       $   20.71
                                           ------------       ---------       ---------       ---------
Income (loss) from investment operations:
Net investment income (2)                           .29             .40             .25             .05
Net realized and unrealized gain (loss)           (2.01)           5.04            6.34            (.02)
                                           ------------       ---------       ---------       ---------
Total from investment operations                  (1.72)           5.44            6.59             .03
                                           ------------       ---------       ---------       ---------

Dividends and/or distributions
to shareholders:
Dividends from net investment income               (.36)           (.39)           (.26)             --
                                           ------------       ---------       ---------       ---------

Net asset value, end of period             $      30.04       $   32.12       $   27.07       $   20.74
                                           ============       =========       =========       =========

TOTAL RETURN, AT NET ASSET VALUE (3)              (5.34)%         20.32%          32.11%           0.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)   $    945,144       $ 876,444       $ 254,065       $   6,731
Average net assets (in thousands)          $    848,528       $ 479,060       $ 142,489       $   2,071
Ratios to average net assets: (4)
Net investment income                              1.97%           1.33%           1.03%           0.98%
Total expenses                                     0.77%(5)        0.74%(5)        0.77%(5)        0.85%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                 0.76%           0.74%           0.77%           0.85%
                                           ------------       ---------       ---------       ---------
Portfolio turnover rate                               7%              8%             12%             26%

1. For the period from September 7, 2005 (inception of offering) to November 30, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.    Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2008    0.78%
Year Ended November 30, 2007     0.74%
Year Ended November 30, 2006     0.77%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F18 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

                  F19 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

      Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

      Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

      Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

      Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

      "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

      In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

                  F20 | OPPENHEIMER INTERNATIONAL GROWTH FUND

      Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the collateral is required to be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

                  F21 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended November 30, 2007, the Fund utilized $52,005,284 of capital loss carryforward to offset capital gains realized in that fiscal year. As of November 30, 2007, the Fund had available for federal income tax purposes post-October losses of $121,229, post-October foreign currency losses of $72,094, post-October passive foreign investment company losses of $983,183 and unused capital loss carryforwards as follows:

EXPIRING
--------
2010        $   55,861,629
2011           175,613,980
            --------------
Total       $  231,475,609
            ==============

As of May 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $216,608,680 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended May 31, 2008, it is estimated that the Fund will utilize $16,043,435 of capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

                  F22 | OPPENHEIMER INTERNATIONAL GROWTH FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities   $   2,032,600,966
                                 =================
Gross unrealized appreciation    $     919,815,916
Gross unrealized depreciation         (114,720,447)
                                 -----------------
Net unrealized appreciation      $     805,095,469
                                 =================

TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended May 31, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased    $ 42,726
Payments Made to Retired Trustees            18,194
Accumulated Liability as of May 31, 2008    195,266

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

                  F23 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.


OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                  F24 | OPPENHEIMER INTERNATIONAL GROWTH FUND

2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                SIX MONTHS ENDED MAY 31, 2008       YEAR ENDED NOVEMBER 30, 2007
                                    SHARES         AMOUNT              SHARES         AMOUNT
                                -------------   -------------       -----------   ---------------
CLASS A
Sold                                7,736,551   $ 228,433,322        18,668,950   $   564,370,473
Dividends and/or distributions
reinvested                            276,556       8,296,667           271,051         7,467,460
Redeemed                           (7,149,539)   (209,158,876) (1)  (16,651,667)     (513,173,307) (2)
                                -------------   -------------       -----------   ---------------
Net increase                          863,568   $  27,571,113         2,288,334   $    58,664,626
                                =============   =============       ===========   ===============
CLASS B
Sold                                  601,847   $  16,928,624         1,603,601   $    46,416,051
Dividends and/or distributions
reinvested                                 --              --                --               --
Redeemed                           (1,173,935)    (33,143,201) (1)   (2,741,557)      (78,470,011) (2)
                                -------------   -------------       -----------   ---------------
Net decrease                         (572,088)  $ (16,214,577)       (1,137,956)  $   (32,053,960)
                                =============   =============       ===========   ===============
CLASS C
Sold                                1,388,023   $  39,069,997         2,891,846   $    83,343,257
Dividends and/or distributions
reinvested                              8,834         253,191            12,358           325,622
Redeemed                           (1,300,653)    (36,110,618) (1)   (1,901,366)      (54,504,838) (2)
                                -------------   -------------       -----------   ---------------
Net increase                           96,204   $   3,212,570         1,002,838   $    29,164,041
                                =============   =============       ===========   ===============
CLASS N
Sold                                  725,277   $  20,957,015         1,186,038   $    35,359,161
Dividends and/or distributions
reinvested                             11,297         334,170             9,350          254,237
Redeemed                             (485,466)    (14,021,928) (1)     (825,995)      (24,537,123) (2)
                                -------------   -------------       -----------   ---------------
Net increase                          251,108   $   7,269,257           369,393   $    11,076,275
                                =============   =============       ===========   ===============
CLASS Y
Sold                                6,291,992   $ 186,613,734        18,336,046   $   571,056,238
Dividends and/or distributions
reinvested                            315,529       9,421,684           153,526         4,342,445
Redeemed                           (2,429,086)    (68,955,210) (1)     (590,580)      (17,839,880) (2)
                                -------------   -------------       -----------   ---------------
Net increase                        4,178,435   $ 127,080,208        17,898,992   $   557,558,803
                                =============   =============       ===========   ===============

1.    Net of redemption fees of $21,179, $2,300, $4,400, $1,212 and $13,719 for
      Class A, Class B, Class C, Class N and Class Y, respectively.

2.    Net of redemption fees of $13,264, $1,645, $2,570, $652 and $4,699 for
      Class A, Class B, Class C, Class N and Class Y, respectively.

                  F25 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended May 31, 2008, were as follows:

                          PURCHASES          SALES
                        --------------   --------------
Investment securities   $  207,879,544   $  171,504,047

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

FEE SCHEDULE
------------------
Up to $250 million      0.80%
Next $250 million       0.77
Next $500 million       0.75
Next $1 billion         0.69
Next $3 billion         0.67
Over $5 billion         0.65

TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended May 31, 2008, the Fund paid $2,102,025 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

                  F26 | OPPENHEIMER INTERNATIONAL GROWTH FUND

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at March 31, 2008 for Class B, Class C and Class N shares were $1,873,207, $4,210,454 and $555,873, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                  CLASS A         CLASS B        CLASS C          CLASS N
                  CLASS A       CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                 FRONT-END       DEFERRED        DEFERRED        DEFERRED        DEFERRED
               SALES CHARGES   SALES CHARGES   SALES CHARGES  SALES CHARGES    SALES CHARGES
SIX MONTHS      RETAINED BY     RETAINED BY     RETAINED BY    RETAINED BY      RETAINED BY
ENDED           DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR      DISTRIBUTOR
------------   -------------   -------------   ------------   -------------   -------------
May 31, 2008        $261,497          $8,700       $109,228         $17,239          $3,452

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended May 31, 2008, the Manager waived $81,628 for IMMF management fees.

5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the

                  F27 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

5. FOREIGN CURRENCY EXCHANGE CONTRACTS Continued

Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain
(loss) in the Statement of Operations.

   Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

6. ILLIQUID OR RESTRICTED SECURITIES

As of May 31, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of May 31, 2008, the Fund had on loan securities valued at $69,346,311. Collateral of $72,143,700 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

                  F28 | OPPENHEIMER INTERNATIONAL GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                    17 | OPPENHEIMER INTERNATIONAL GROWTH FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth Fund


By:  /s/ John V. Murphy
     ---------------------------
     John V. Murphy
     Principal Executive Officer
Date: 07/08/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ John V. Murphy
     ---------------------------
     John V. Murphy
     Principal Executive Officer
Date: 07/08/2008


By:  /s/ Brian W. Wixted
     ---------------------------
     Brian W. Wixted
     Principal Financial Officer
Date: 07/08/2008